Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		6/1/2019
	Collection Period Ending Date		6/30/2019
	Collection Period		32
	Payment Date		7/15/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.084023	$37,810,209.79	$20,441,705.46	$17,368,504.33
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$352,810,209.79	$20,441,705.46	$332,368,504.33
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$360,310,209.79	$20,441,705.46	$339,868,504.33
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$37,810,209.79	$50,098.53
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$352,810,209.79	$585,992.28
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,343,407.74
(21)	Principal Collections		$13,050,814.13
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$6,967,037.57
(24)	Liquidation Proceeds		$144,798.75
(25)	Recoveries		$120,054.55
(26)	Investment Earnings		$—
(27)	Total Collections		$21,626,112.74
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$21,626,112.74
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$300,258.51	$300,258.51	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$50,098.53	$50,098.53	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$12,941,705.46	$12,941,705.46	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$298,156.49	$298,156.49	$—
			$21,626,112.74	$21,626,112.74
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$12,941,705.46
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$20,441,705.46
	4. POOL INFORMATION
(53)	Pool Balance		$339,868,504
(54)	Number of Receivables Outstanding		38,457
(55)	Weighted Average Contract Rate		4.71%
(56)	Weighted Average Maturity		30.66
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$41,635.19
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(41,635.19)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$278,859.78	58	$4,807.93
(74)	Recoveries for Collection Period		$120,054.55	123	$976.05
(75)	Net Losses/(Recoveries) for Collection Period		$158,805.23
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$7,714,201.71
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.51428%

		6/30/2019	5/31/2019	4/30/2019	3/31/2019
(79)	Pool Balance at end of collection period	$339,868,504	$360,310,210	$383,669,316	$408,076,155
(80)	Number of receivables outstanding	38,457	39,836	41,372	42,966

(81)	Average month end Pool Balance	$350,089,357	$371,989,763	$395,872,736	$420,652,897
(82)	Realized Losses for Collection Period	$278,860	$195,512	$173,551	$274,271
(83)	Recoveries for Collection Period	$120,055	$111,618	$172,562	$73,624
(84)	Net Losses/(Recoveries) for Collection Period	$158,805	$83,895	$989	$200,647
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.956%	0.631%	0.526%	0.782%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.544%	0.271%	0.003%	0.572%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.347%

		6/30/2019	5/31/2019	4/30/2019	3/31/2019
(88)	Receivables 31-59 Days Delinquent	$3,578,529.49	$3,886,735.62	$4,289,685.83	$3,260,773.13
(89)	$ As % of Ending Pool Balance	1.053%	1.079%	1.118%	0.799%
(90)	# of Receivables	355	360	394	309
(91)	# As % of Ending Pool # of Receivables	0.923%	0.904%	0.952%	0.719%
(92)	Receivables 60-89 Days Delinquent	$916,093.82	$642,041.88	$856,942.45	$999,446.43
(93)	$ As % of Ending Pool Balance	0.270%	0.178%	0.223%	0.245%
(94)	# of Receivables	91	81	83	99
(95)	# As % of Ending Pool # of Receivables	0.237%	0.203%	0.201%	0.230%
(96)	Receivables 90 - 119 Days Delinquent	$321,380.88	$396,790.79	$389,969.12	$382,187.91
(97)	$ As % of Ending Pool Balance	0.095%	0.110%	0.102%	0.094%
(98)	# of Receivables	43	45	46	43
(99)	# As % of Ending Pool # of Receivables	0.112%	0.113%	0.111%	0.100%
(100)	Receivables 120+ Days Delinquent	$148,725.14	$228,627.06	$218,446.92	$143,657.44
(101)	$ As % of Ending Pool Balance	0.044%	0.063%	0.057%	0.035%
(102)	# of Receivables	20	26	24	18
(103)	# As % of Ending Pool # of Receivables	0.052%	0.065%	0.058%	0.042%
(104)	Total Delinquencies	$4,964,729.33	$5,154,195.35	$5,755,044.32	$4,786,064.91
(105)	$ As % of Ending Pool Balance	1.461%	1.430%	1.500%	1.173%
(106)	# of Receivables	509	512	547	469
(107)	# As % of Ending Pool # of Receivables	1.324%	1.285%	1.322%	1.092%
(108)	Receivables 60+ Days Delinquent	$1,386,199.84	$1,267,459.73	$1,465,358.49	$1,525,291.78
(109)	$ As % of Ending Pool Balance	0.408%	0.352%	0.382%	0.374%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$190,369.19	$214,042.54	$372,995.07	$395,050.71
(112)	# of Receivables	22	21	32	43

Name: Kim Taylor
Title: Senior Vice President
July 10, 2019